Description of Business and Summary of Significant Accounting Policies (Details 2) - Customer	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Number of major customers	4	4
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers	3	2	3
Concentration risk (in hundredths)	94.00%	95.10%	95.00%
Customer Three [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	16.30%	19.60%
Customer One [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	23.10%	26.10%
Customer Two [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	18.30%	23.10%
Customer Four [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	13.80%	18.20%